Note 8 - Stockholders' Equity (Details) - Changes in Shares of Our Outstanding Preferred Stock, Common Stock, and Treasury Stock	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Preferred Stock [Member]
Note 8 - Stockholders' Equity (Details) - Changes in Shares of Our Outstanding Preferred Stock, Common Stock, and Treasury Stock [Line Items]
Balance as of	2,000,000	2,000,000	1,561,144	15,780
Balance as of	2,000,000	2,000,000	1,561,144	15,780
Common Stock [Member]
Note 8 - Stockholders' Equity (Details) - Changes in Shares of Our Outstanding Preferred Stock, Common Stock, and Treasury Stock [Line Items]
Balance as of	33,796,389	33,796,389	33,120,483	26,177,989
Balance as of	33,796,389	33,796,389	33,120,483	26,177,989
Treasury Stock [Member]
Note 8 - Stockholders' Equity (Details) - Changes in Shares of Our Outstanding Preferred Stock, Common Stock, and Treasury Stock [Line Items]
Balance as of	8,334	8,334	1	13,985
Balance as of	8,334	8,334	1	13,985